Income Tax - Information About Unused Investment Credits and Loss Carryforwards (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	$ 1,661	$ 51	$ 2,099
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining Creditable Amount	0		$ 8
Unused tax credits [Member] | 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining Creditable Amount	0
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	73
Unused tax losses [Member] | 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	17
Unused tax losses [Member] | 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	10
Unused tax losses [Member] | 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	3
Unused tax losses [Member] | 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	1
Unused tax losses [Member] | 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	2
Unused tax losses [Member] | 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	1
Unused tax losses [Member] | 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	1
Unused tax losses [Member] | 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	6
Unused tax losses [Member] | 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	20
Unused tax losses [Member] | 2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	$ 12